31. Net revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 52,323,525	R$ 57,999,866	R$ 49,260,594
BRAZIL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	28,523,327	31,801,222	26,147,559
UNITED STATES [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	9,416,558	9,887,701	8,539,972
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,335,198	4,168,140	3,408,385
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,162,432	756,069	542,866
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,157,431	1,385,482	1,192,287
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,104,044	1,166,191	1,336,440
Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	759,189	315,254	415,729
Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	690,422	650,605	604,546
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	610,454	686,646	554,237
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	551,967	540,495	493,654
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	542,209	884,233	692,558
Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	526,768	546,524	247,007
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	516,409	293,315	333,134
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	359,937	366,328	202,830
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	359,049	155,571	122,251
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	344,433	329,458	282,854
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	296,601	270,062	256,911
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	279,900	314,517	339,430
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	240,579	245,208	126,956
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	231,848	250,048	163,862
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	225,986	135,094	166,314
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	201,635	290,453	235,612
Poland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	200,563	260,449	231,716
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	200,370	363,497	340,396
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	194,859	214,959	174,783
Taiwan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	191,593	274,566	301,692
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	179,648	122,230	324,222
Ecuador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	119,070	313,857	316,134
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 801,046	R$ 1,011,692	R$ 1,166,258